Description of the Plan - Participant accounts and vesting (Details) - Community Financial System, Inc. 401(k) Employee Stock Ownership Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Description of the Plan
Forfeited accounts allocated to eligible participants	$ 61,655	$ 87,216
Employer matching contribution, vesting percentage	100.00%
Employer matching contribution, vesting period	2 years
Additional employer contribution, vesting percentage	100.00%
Additional employer contribution, vesting period	3 years